Note 14. Condensed Consolidating Financial Information of Guarantor Subsidiaries (Detail) - Condensed Consolidating Statement of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 397,860,000	$ 163,511,000	$ 49,634,000
Costs of revenues	262,242,000	103,606,000	32,026,000
Selling, general and administrative expenses	84,133,000	37,689,000	15,811,000
Depreciation and amortization	47,439,000	19,505,000	6,889,000
Total costs and expenses	393,814,000	160,800,000	54,726,000
Income from operations	4,046,000	2,711,000	(5,092,000)
Interest and other expenses, net	16,461,000	11,233,000	1,925,000
Loss before income taxes	(12,415,000)	(8,522,000)	(7,017,000)
Provision (benefit) for income taxes	(4,082,000)	(2,484,000)	(2,613,000)
Net loss	(8,333,000)	(6,038,000)	(4,404,000)
Guarantor Subsidiaries [Member]
Revenues	298,056,000	147,917,000
Costs of revenues	203,651,000	94,238,000
Selling, general and administrative expenses	55,139,000	34,789,000
Depreciation and amortization	34,081,000	17,044,000
Total costs and expenses	292,871,000	146,071,000
Income from operations	5,185,000	1,846,000
Interest and other expenses, net	14,148,000	10,034,000
Loss before income taxes	(8,963,000)	(8,188,000)
Provision (benefit) for income taxes	(5,331,000)	(2,538,000)
Net loss	(3,632,000)	(5,650,000)
Non-Guarantor Subsidiaries [Member]
Revenues	99,804,000	15,594,000
Costs of revenues	58,591,000	9,368,000
Selling, general and administrative expenses	28,994,000	2,900,000
Depreciation and amortization	13,358,000	2,461,000
Total costs and expenses	100,943,000	14,729,000
Income from operations	(1,139,000)	865,000
Interest and other expenses, net	2,313,000	1,199,000
Loss before income taxes	(3,452,000)	(334,000)
Provision (benefit) for income taxes	1,249,000	54,000
Net loss	(4,701,000)	(388,000)
Parent Company [Member]
Revenues	0	0
Costs of revenues	0	0
Selling, general and administrative expenses	0	0
Depreciation and amortization	0	0
Total costs and expenses	0	0
Income from operations	0	0
Interest and other expenses, net	0	0
Loss before income taxes	0	0
Provision (benefit) for income taxes	0	0
Net loss	$ 0	$ 0